INCOME TAXES (Schedule of Reconciliation of Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
INCOME TAXES [Abstract]
Beginning balance	$ 27,414	$ 32,377	$ 14,908
Additions for tax positions of current year	12		8,462
Additions for tax positions of prior year			9,730
Reductions for tax positions of prior year	(371)	(275)	(723)
Translation differences	(1,379)	(719)
Settlements		(3,969)
Ending balance	$ 25,676	$ 27,414	$ 32,377